Investments Accounted for Under Equity Method - Summary of Investments Accounted for Under Equity Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
At January 1,	€ 16	€ 30
Joint venture's profit / (loss)	(29)	(14)	€ (3)
Additions	0	0
Reclassified to non-current other financial assets	14
Effects of changes in foreign exchange rates	0	0
At December 31,	€ 1	€ 16	€ 30